Changes In Fair Value On Financial Assets Measured At FVTPL (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Abstract]
Summary Of Changes In Fair Value

	2021	2022	2023
	US$	US$	US$
Changes in fair value on financial assets at FVTPL	9,063	16,940	15,386